Risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate swap and cross currency interest rate swap agreements
The Company's interest rate swap agreements as at December 31, 2014, were as follows:

Maturity date	Total outstanding principal as at December 31, 2014	Receive rate	Pay rate range
	(In US$ millions)
Expiring in 2015	50	3 month LIBOR	4.63%	4.63%
Expiring in 2016	1,350	3 month LIBOR	2.14%	3.36%
Expiring in 2016	35	6 month LIBOR	3.83%	3.83%
Expiring in 2017	1,428	3 month LIBOR	0.74%	3.8%
Expiring in 2018	1,000	3 month LIBOR	2.83%	3.34%
Expiring in 2019	707	3 month LIBOR	1.11%	1.36%
Expiring in 2020	3,141	3 month LIBOR	1.36%	2.19%
Expiring in 2022	207	3 month LIBOR	1.38%	1.38%
Total	7,918

Schedule of Derivatives, by Variable Interest Entities
Below is a summary of the notional amount, fixed interest rate payable and duration of the outstanding principal as of December 31, 2014.

Variable interest entity	Outstanding principal as at December 31, 2014	Receive rate	Pay rate	Length of contract
	(In US$ millions)
SFL Linus Limited (West Linus)	4.0	1 month LIBOR	2.01%	Mar 2014 - Oct 2018
SFL Linus Limited (West Linus)	4.0	2 month LIBOR	2.01%	Mar 2014 - Nov 2018
SFL Linus Limited (West Linus)	215.7	3 month LIBOR	1.77%	Dec 2013 - Dec 2018

Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2014 and December 31, 2013 are as follows:

	December 31, 2014		December 31, 2013
(In US$ millions)	Fair value	Carrying value	Fair value	Carrying value
Cash and cash equivalents	831	831	744	744
Restricted cash	449	449	318	318
Current portion of floating rate debt	1,928	1,928	1,315	1,315
Long-term portion of floating rate debt	7,713	7,713	8,793	8,793
Current portion of fixed rate CIRR loans	39	39	47	47
Long term portion of fixed rate CIRR loans	84	84	150	150
Fixed interest convertible bonds	—	—	704	577
Fixed interest bonds - short term	323	342	—	—
Fixed interest bonds - long term	2,015	1,892	1,837	1,842
Floating interest bonds - short term	—	—	204	204
Floating interest bonds - long term	483	622	541	538

Financial instruments measured at fair value on a recurring basis
Financial instruments that are measured at fair value on a recurring basis:

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2014	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	751	751	—	—
Interest rate swap contracts – short term receivable	5	—	5	—
Total assets	756	751	5	—

Liabilities:
Interest rate swap contracts – short term payable	139	—	139	—
Interest rate swap contracts – long term payable	3	—	3	—
Cross currency interest rate swap contracts – short term payable	201	—	201	—
Foreign exchange forwards – short term payable	27	—	27	—
Other derivative instruments – short term payable	5	—	5	—
Total liabilities	375	—	375	—

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2013	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	1,082	1,078	—	4
Interest rate swap contracts – short term receivable	5	—	5	—
Foreign exchange forwards – short term receivable	2	—	2	—
Other derivative instruments – short term receivable	2	—	2	—
Total assets	1,091	1,078	9	4
Liabilities:
Interest rate swap contracts – short term payable	94	—	94	—
Interest rate swap contracts – long term payable	2	—	2	—
Cross currency swap contracts – short term payable	46	—	46	—
Foreign exchange forwards – short term payable	3	—	3	—
Other derivative instruments – short term payable	2	—	2	—
Total liabilities	147	—	147	—

Roll forward of fair value measurements using unobservable inputs (Level 3)
Roll forward of fair value measurements using unobservable inputs (Level 3) relating to the Petromena Bond. Please refer to Note 14 for additional information:

(In US$ millions)
Beginning balance January 1, 2014	4
Realization	6
Proceeds on disposal	(10)
Closing balance December 31, 2014	—

Schedules of Concentration of Risk, by Risk Factor
Major customers
In the years ended December 31, 2014, 2013 and 2012, the Company had the following customers with contract revenues greater than 10% in any of the years presented:

(US$ millions)	2014	2013	2012
Petroleo Brasileiro S.A ("Petrobras")	20%	16%	15%
Total S.A Group ("Total")	13%	14%	14%
Statoil ASA ("Statoil")	13%	14%	9%
Exxon Mobil Corp ("Exxon")	10%	12%	11%
Royal Dutch Shell Group ("Shell")	2%	7%	10%

In the years ended December 31, 2014, 2013 and 2012, the Company had the following customers with contract revenues greater than 10% in any of the years presented:

(US$ millions)	2014	2013	2012
Petroleo Brasileiro S.A ("Petrobras")	20%	16%	15%
Total S.A Group ("Total")	13%	14%	14%
Statoil ASA ("Statoil")	13%	14%	9%
Exxon Mobil Corp ("Exxon")	10%	12%	11%
Royal Dutch Shell Group ("Shell")	2%	7%	10%